Warrants (Details Narrative) (USD $)	1 Months Ended	3 Months Ended	9 Months Ended		12 Months Ended	46 Months Ended		3 Months Ended	9 Months Ended		9 Months Ended	0 Months Ended	3 Months Ended	9 Months Ended			3 Months Ended	9 Months Ended	3 Months Ended	9 Months Ended
	Jul. 31, 2013	Sep. 30, 2013	Sep. 30, 2013	Sep. 30, 2012	Dec. 31, 2012	Sep. 30, 2013	May 30, 2012	Sep. 30, 2013 Secured Debt [Member]	Sep. 30, 2013 Secured Debt [Member]	May 20, 2013 Secured Debt [Member]	Sep. 30, 2013 Financing Agreement 2 [Member]	May 16, 2013 Financing and Security Agreement - United Fleet Financing [Member]	Sep. 30, 2013 Financing and Security Agreement - United Fleet Financing [Member]	Sep. 30, 2013 Financing and Security Agreement - United Fleet Financing [Member]	Sep. 30, 2013 Hartford Equity Inc	Sep. 30, 2013 Newmarket Traders LTD	Sep. 30, 2013 Third Party Lender	Sep. 30, 2013 Third Party Lender	Sep. 30, 2013 Related Party	Sep. 30, 2013 Related Party
Weighted average grant-date fair value of warrants granted	$ 0.65		$ 0.91		$ 423
Fair value of warrants granted and vested	$ 249,638	$ 6,150			$ 25,565			$ 298,041	$ 411,599			$ 1,500,000	$ 442,994	$ 531,031	$ 914,388	$ 224,298
Grants in period	714,286							1,509,091	1,886,364				1,833,611	2,210,884	4,000,000	1,000,000	19,500	58,500	3,000	9,000
Debt discount accreted		1,354	11,847		16,351			10,488	11,285
Warrants, exercise price		0.01	0.01		0.75	0.01	0.01			0.65			0.55	0.55
Notes payable, amount per warrant			10
Debt discount			200,000					205,582	301,206
Proceeds From Financing Agreement			500,000			500,000		664,000	830,000		972,789		806,789			500,000
Interest Expense			$ 9,205
Issuance of units under purchase agreement														2,727,273